CONSOLIDATED STATEMENTS OF EQUITY (USD $)	Ordinary shares	Treasury stock	Additional paid-in capital	Accumulated deficit	Statutory reserve	Accumulated other comprehensive income	Noncontrolling interest	Total
Balance at Dec. 31, 2011	$ 40,519		$ 163,806,117	$ (60,415,020)	$ 967,886	$ 6,201,555	$ 100,000	$ 110,701,057
Balance (in shares) at Dec. 31, 2011	405,192,227
Increase (Decrease) In Stockholders' Equity
Net loss attributable to Mecox Lane Limited shareholders				(22,432,150)				(22,432,150)
Release of statutory reserve upon disposal of A&A business				36,147	(36,147)
Repurchase of ordinary shares		(572,168)						(572,168)
Repurchase of ordinary shares (in shares)		(4,937,247)
Vesting of restricted shares	348		(348)
Vesting of restricted shares (in shares)	3,477,129
Exercise of stock options	6		9,325					9,331
Exercise of stock options (in shares)	58,317
Share-based compensation			2,119,171					2,119,171
Foreign currency translation adjustments						91,198		91,198
Balance at Dec. 31, 2012	40,873	(572,168)	165,934,265	(82,811,023)	931,739	6,292,753	100,000	89,916,439
Balance (in shares) at Dec. 31, 2012	408,727,673	(4,937,247)
Increase (Decrease) In Stockholders' Equity
Net loss attributable to Mecox Lane Limited shareholders				(26,610,291)				(26,610,291)
Release of statutory reserve upon disposal of A&A business				(11,760)	11,760
Repurchase of ordinary shares		(701,196)						(701,196)
Repurchase of ordinary shares (in shares)		(6,118,658)
Retirement of treasury stock	(1,106)	1,273,364	(1,272,258)
Retirement of treasury stock (in shares)	(11,055,905)	11,055,905
Vesting of restricted shares	4,221		(4,221)
Vesting of restricted shares (in shares)	42,204,511
Share-based compensation			4,175,756					4,175,756
Foreign currency translation adjustments						1,408,045		1,408,045
Balance at Dec. 31, 2013	43,988		168,833,542	(109,433,074)	943,499	7,700,798	100,000	68,188,753
Balance (in shares) at Dec. 31, 2013	439,876,279							439,876,279
Increase (Decrease) In Stockholders' Equity
Net loss attributable to Mecox Lane Limited shareholders				(16,350,260)				(16,350,260)
Release of statutory reserve upon disposal of A&A business				659,244	(659,244)
Vesting of restricted shares	1,535		(1,535)
Vesting of restricted shares (in shares)	15,347,570
Share-based compensation			985,772					985,772
Foreign currency translation adjustments								(472,357)
Realization of foreign currency translation adjustments upon disposal of A&A business						734,057		734,057
Foreign currency translation adjustments						(1,206,414)		(1,206,414)
Balance at Dec. 31, 2014	$ 45,523		$ 169,817,779	$ (125,124,090)	$ 284,255	$ 7,228,441	$ 100,000	$ 52,351,908
Balance (in shares) at Dec. 31, 2014	455,223,849							455,223,849